UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Core Bond ETF

January 31, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Principal Amount ($)	Value ($)

U.S. Treasury Obligations 35.3%

U.S. TREASURY NOTE 14.6%
1.000%, 06/30/19	275,000	272,798
1.125%, 08/31/21	100,000	96,781
1.250%, 12/15/18	130,000	130,147
1.750%, 12/31/20	50,000	50,035
2.000%, 02/15/23	325,000	322,613
2.125%, 01/31/21	60,000	60,858
2.250%, 07/31/21	100,000	101,680
7.500%, 11/15/24	65,000	89,266
Total		1,124,178

U.S. TREASURY INFLATION INDEXED NOTE 13.0%
0.125%, 04/15/19	103,002	104,933
0.125%, 01/15/22	453,199	458,809
0.250%, 01/15/25	213,988	212,624
1.125%, 01/15/21	209,631	221,717
Total		998,083

U.S. TREASURY BOND 5.6%
2.500%, 02/15/45	75,000	66,970
2.750%, 08/15/42	100,000	94,758
4.375%, 02/15/38	50,000	62,127
5.000%, 05/15/37	80,000	107,234
5.250%, 11/15/28	55,000	70,048
5.375%, 02/15/31	25,000	33,307
Total		434,444

U.S. TREASURY INFLATION INDEXED BOND 2.1%
0.750%, 02/15/42	160,218	153,604
0.750%, 02/15/45	10,249	9,775
Total		163,379
Total U.S. Treasury Obligations (Cost $2,688,334)		2,720,084

Corporate Bonds & Notes 28.0%

AUTOMOTIVE 0.3%
Toyota Motor Credit Corp.
1.111%, 05/16/17(a)	25,000	25,006

BANKING 3.6%
Bank of America Corp.
6.400%, 08/28/17	40,000	41,101
Citigroup, Inc.
4.500%, 01/14/22	35,000	37,215
Deutsche Bank AG
2.950%, 08/20/20	50,000	49,698
Fifth Third Bancorp
2.300%, 03/01/19	25,000	25,142
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21	10,000	10,966
6.000%, 06/15/20	30,000	33,268

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
HSBC Holdings PLC
5.100%, 04/05/21	10,000	10,829
JPMorgan Chase & Co.
6.400%, 05/15/38	25,000	32,228
KeyCorp
2.300%, 12/13/18	25,000	25,113
Morgan Stanley
4.750%, 03/22/17	10,000	10,050
Total		275,610

CHEMICALS 0.6%
Eastman Chemical Co.
5.500%, 11/15/19	25,000	27,019
LYB International Finance BV
4.000%, 07/15/23	20,000	20,907
Total		47,926

CONSTRUCTION MACHINERY 0.5%
Caterpillar Financial Services Corp.
1.931%, 10/01/21(b)	30,000	28,937
John Deere Capital Corp.
1.313%, 01/16/18(a)	10,000	10,009
Total		38,946

DIVERSIFIED MANUFACTURING 0.3%
United Technologies Corp.
3.100%, 06/01/22	25,000	25,647

ELECTRIC 1.7%
Berkshire Hathaway Energy Co.
5.750%, 04/01/18	14,000	14,683
Commonwealth Edison Co.
4.350%, 11/15/45	60,000	62,826
Entergy Gulf States Louisiana LLC
3.950%, 10/01/20	10,000	10,551
Exelon Generation Co. LLC
5.200%, 10/01/19	10,000	10,727
PPL Capital Funding, Inc.
3.400%, 06/01/23	10,000	10,081
Talen Energy Supply LLC
4.600%, 12/15/21	25,000	20,312
Total		129,180

ENVIRONMENTAL 0.4%
Waste Management, Inc.
4.750%, 06/30/20	30,000	32,382

FOOD AND BEVERAGE 1.1%
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/20	30,000	32,698
Campbell Soup Co.
3.800%, 08/02/42	22,000	19,857
Conagra Brands, Inc.
3.200%, 01/25/23	35,000	35,038
Total		87,593

FOREIGN AGENCIES 0.3%
Petroleos Mexicanos
6.750%, 09/21/47	23,000	21,705

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)

GAS PIPELINES 1.0%
NiSource Finance Corp.
5.250%, 02/15/43	10,000	11,100
5.800%, 02/01/42	15,000	17,647
TransCanada Pipelines Ltd.
3.800%, 10/01/20	10,000	10,491
Transcontinental Gas Pipe Line Co. LLC
4.450%, 08/01/42	35,000	32,978
Total		72,216

HEALTH CARE 0.5%
Becton, Dickinson and Co.
2.675%, 12/15/19	5,000	5,078
Bio-Rad Laboratories, Inc.
4.875%, 12/15/20	30,000	32,147
Total		37,225

HEALTHCARE INSURANCE 0.5%
Aetna, Inc.
2.750%, 11/15/22	20,000	19,931
Anthem, Inc.
3.300%, 01/15/23	20,000	20,014
Total		39,945

INDEPENDENT ENERGY 0.3%
Encana Corp.
3.900%, 11/15/21	10,000	10,216
Nexen Energy ULC
5.875%, 03/10/35	10,000	11,215
Total		21,431

INTEGRATED ENERGY 0.9%
Murphy Oil Corp.
6.125%, 12/01/42	35,000	33,250
Total Capital International SA
3.750%, 04/10/24	30,000	31,362
Total		64,612

LIFE INSURANCE 1.7%
Genworth Holdings, Inc.
4.900%, 08/15/23	25,000	20,500
Hartford Financial Services Group, Inc. (The)
5.375%, 03/15/17	25,000	25,124
MetLife, Inc.
6.400%, 12/15/36	60,000	65,100
Prudential Financial, Inc.
4.500%, 11/16/21	15,000	16,178
6.625%, 06/21/40	5,000	6,405
Total		133,307

MEDIA CABLE 0.4%
Comcast Corp.
5.150%, 03/01/20	20,000	21,814
DIRECTV Holdings LLC
2.400%, 03/15/17	8,000	8,014
Total		29,828

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)

MEDIA NON-CABLE 0.2%
RELX Capital, Inc.
3.125%, 10/15/22	15,000	14,901

METALS 1.5%
Arconic, Inc.
5.400%, 04/15/21	15,000	15,975
5.950%, 02/01/37	5,000	4,990
6.750%, 07/15/18	5,000	5,312
Freeport-McMoRan, Inc.
3.100%, 03/15/20	20,000	19,850
Teck Resources Ltd.
4.500%, 01/15/21	20,000	20,350
5.400%, 02/01/43	20,000	18,800
Vale Overseas Ltd.
4.375%, 01/11/22	10,000	10,088
Vale SA
5.625%, 09/11/42	25,000	22,858
Total		118,223

MIDSTREAM 1.2%
Energy Transfer Partners LP
5.150%, 03/15/45	15,000	14,567
6.500%, 02/01/42	10,000	11,280
Kinder Morgan Energy Partners LP
3.500%, 03/01/21	10,000	10,198
4.300%, 05/01/24	15,000	15,422
5.000%, 10/01/21	10,000	10,770
Kinder Morgan, Inc.
3.050%, 12/01/19	10,000	10,180
6.500%, 09/15/20	20,000	22,593
Total		95,010

NON-CAPTIVE CONSUMER 0.1%
Discover Financial Services
6.450%, 06/12/17	10,000	10,170

NON-CAPTIVE DIVERSIFIED 0.7%
General Electric Co.
2.300%, 04/27/17	10,000	10,025
4.375%, 09/16/20	40,000	43,082
Total		53,107

OIL FIELD SERVICES 0.6%
Noble Holding International Ltd.
8.200%, 04/01/45	50,000	46,313

OTHER FINANCIAL INSTITUTIONS 0.3%
NYSE Holdings LLC
2.000%, 10/05/17	20,000	20,097

PHARMACEUTICALS 0.3%
Biogen, Inc.
5.200%, 09/15/45	10,000	10,709
Gilead Sciences, Inc.
2.950%, 03/01/27	15,000	14,259
Total		24,968

PROPERTY & CASUALTY 0.8%
Chubb INA Holdings, Inc.
5.700%, 02/15/17	30,000	30,048

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
Liberty Mutual Group, Inc.
4.950%, 05/01/22(b)	30,000	32,598
Total		62,646

RAILROADS 0.7%
Burlington Northern Santa Fe LLC
3.000%, 03/15/23	15,000	15,190
4.550%, 09/01/44	25,000	26,703
Canadian Pacific Railway Co.
6.500%, 05/15/18	10,000	10,577
Total		52,470

REITS 0.3%
Boston Properties LP
4.125%, 05/15/21	15,000	15,835
Simon Property Group LP
2.150%, 09/15/17	10,000	10,039
Total		25,874

RESTAURANTS 0.8%
McDonald’s Corp.
2.625%, 01/15/22	25,000	24,910
Yum! Brands, Inc.
3.875%, 11/01/23	40,000	39,000
Total		63,910

RETAIL 0.4%
CVS Health Corp.
5.125%, 07/20/45	30,000	32,995

RETAILERS 0.7%
Home Depot, Inc. (The)
3.350%, 09/15/25	5,000	5,103
Lowe’s Cos., Inc.
4.375%, 09/15/45	45,000	46,567
Total		51,670

SUPRANATIONAL 0.3%
European Investment Bank
5.125%, 05/30/17	25,000	25,337

TECHNOLOGY 2.5%
Apple, Inc.
2.850%, 05/06/21	15,000	15,323
Automatic Data Processing, Inc.
3.375%, 09/15/25	5,000	5,119
Cisco Systems, Inc.
2.125%, 03/01/19	5,000	5,051
4.450%, 01/15/20	30,000	32,180
Intel Corp.
3.300%, 10/01/21	25,000	26,040
Microsoft Corp.
3.750%, 02/12/45	20,000	18,633
Oracle Corp.
2.500%, 05/15/22	25,000	24,852
6.500%, 04/15/38	30,000	39,321
Xerox Corp.
4.800%, 03/01/35	15,000	13,610
6.750%, 12/15/39	10,000	10,120
Total		190,249

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)

TRANSPORTATION SERVICES 0.6%
ERAC USA Finance LLC
5.625%, 03/15/42(b)	10,000	11,022
7.000%, 10/15/37(b)	25,000	31,712
Total		42,734

WIRELESS 0.3%
American Tower Corp.
5.050%, 09/01/20	20,000	21,541

WIRELINES 1.6%
AT&T, Inc.
1.700%, 06/01/17	10,000	10,011
4.750%, 05/15/46	10,000	9,134
5.150%, 03/15/42	20,000	19,687
5.800%, 02/15/19	30,000	32,127
6.375%, 03/01/41	10,000	11,469
Verizon Communications, Inc.
2.625%, 02/21/20	32,000	32,411
3.000%, 11/01/21	10,000	10,033
Total		124,872
Total Corporate Bonds & Notes (Cost $2,089,805)		2,159,646

U.S. Government & Agency Obligations 24.6%

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 11.2%
1.883%, 04/16/32	6,873	6,861
3.500%, 02/15/44(c)	75,000	77,666
3.500%, 02/15/45(c)	350,000	362,687
4.000%, 02/15/45(c)	375,000	396,220
5.000%, 02/15/40	12,214	13,453
6.000%, 12/15/37	3,849	4,351
Total		861,238

FEDERAL NATIONAL MORTGAGE ASSOCIATION 10.6%
3.000%, 02/15/31(c)	200,000	205,187
3.500%, 01/25/24	8,948	9,099
3.500%, 02/15/31(c)	175,000	182,246
3.500%, 02/15/46(c)	150,000	153,281
4.000%, 03/01/26	13,673	14,293
4.000%, 03/01/41	35,520	37,417
4.000%, 02/15/46(c)	75,000	78,680
4.500%, 02/01/22	2,230	2,288
4.500%, 08/01/39	59,784	64,735
4.500%, 03/01/41	9,285	10,042
4.500%, 03/01/41	14,371	15,450
5.000%, 03/01/24	1,577	1,683
5.000%, 10/01/39	14,730	16,068
5.500%, 04/01/38	6,313	7,042
6.000%, 09/01/39	9,132	10,318
6.500%, 09/01/38	7,555	8,657
Total		816,486

Issue Description	Principal Amount ($)	Value ($)

U.S. Government & Agency Obligations (continued)

FEDERAL HOME LOAN MORTGAGE CORPORATION 2.8%
3.500%, 03/15/24	43	44
3.500%, 09/15/24	1,227	1,247
3.750%, 03/27/19	150,000	157,649
5.000%, 02/01/40	34,048	37,068
5.500%, 05/01/35	13,346	14,902
6.000%, 10/01/38	4,730	5,328
6.500%, 08/01/38	571	643
Total		216,881
Total U.S. Government & Agency Obligations (Cost $1,877,596)		1,894,605

Asset-Backed Securities — Non-Agency 2.3%
Honda Auto Receivables 2015-2 Owner Trust
1.040%, 02/21/19	41,208	41,160
Resolution Funding Corp. PO Strip
0.000%, 10/15/19(d)	50,000	47,913
Small Business Administration Participation Certificates
3.110%, 04/01/34	42,389	43,313
3.920%, 10/01/29	21,638	22,738
3.150%, 07/01/33	17,972	18,442
Total Asset-Backed Securities — Non-Agency (Cost $168,767)		173,566

Mortgage-Backed Securities 1.3%
Csail Commercial Mortgage Trust
3.231%, 06/15/57	100,000	100,508
Total Mortgage-Backed Securities (Cost $99,387)		100,508

Municipal Bonds 1.3%

CALIFORNIA 0.4%
State of California
7.550%, 04/01/39	20,000	29,451

ILLINOIS 0.6%
Metropolitan Water Reclamation District of Greater Chicago
5.720%, 12/01/38	30,000	36,159
State of Illinois
5.877%, 03/01/19	10,000	10,604
Total Illinois		46,763

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)

OHIO 0.3%
Bowling Green State University
Revenue Bonds
5.080%, 06/01/18	20,000	20,905
JobsOhio Beverage System Series B
Revenue Bonds
3.235%, 01/01/23	5,000	4,906
Total Ohio		25,811
Total Municipal Bonds (Cost $91,021)		102,025

Foreign Government Obligations 0.5%
Mexico Government International Bond
3.625%, 03/15/22	8,000	8,076
Turkey Government International Bond
6.875%, 03/17/36	25,000	25,875
Total Foreign Government Obligations (Cost $35,858)		33,951

	Shares	Value ($)

Money Market Funds 25.5%
Dreyfus Treasury Securities Cash Management Institutional Shares 0.360%(e)	1,966,365	1,966,365
Total Money Market Funds (Cost $1,966,365)		1,966,365
Total Investments (Cost $9,017,133)(f)		9,150,750	(g)
Other Assets & Liabilities, Net		(1,449,310)
Net Assets		7,701,440

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the net value of these securities amounted to $104,269 or 1.4% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(f)

At January 31, 2017, the cost of securities for federal income tax purposes was approximately $9,017,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$164,000
Unrealized Depreciation	(30,000)
Net Unrealized Appreciation	$134,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

> Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

> Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

> Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
U.S. Treasury Obligations	1,558,622	1,161,462	—	2,720,084
Corporate Bonds & Notes	—	2,159,646	—	2,159,646
U.S. Government & Agency Obligations	—	1,894,605	—	1,894,605
Asset-Backed Securities — Non-Agency	—	173,566	—	173,566
Mortgage-Backed Securities	—	100,508	—	100,508
Municipal Bonds	—	102,025	—	102,025
Foreign Government Obligations	—	33,951	—	33,951
Money Market Funds	1,966,365	—	—	1,966,365
Total	3,524,987	5,625,763	—	9,150,750

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Intermediate Municipal Bond ETF

January 31, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds 94.1%

ALASKA 2.1%
Alaska Industrial Development & Export Authority Revolving Fund
Series A
Revenue Bonds
5.000%, 04/01/19	100,000	107,611

ARIZONA 4.2%
City of Scottsdale
5.000%, 07/01/24	100,000	113,300
La Paz County Industrial Development Authority
Series A
Revenue Bonds
5.000%, 02/15/36(a)	100,000	104,661
Total Arizona		217,961

CALIFORNIA 13.9%
California Health Facilities Financing Authority Revenue Scripps Health
Series A
Revenue Bonds
5.000%, 11/15/24	100,000	114,611
California State Public Works Board
Series A
Revenue Bonds
5.000%, 09/01/31	100,000	114,421
California State Public Works Board Lease Department of Correction and Rehabilitation
Revenue Bonds
5.000%, 06/01/20	100,000	111,445
California Statewide Communities Development Authority
Series A
Revenue Bonds
5.000%, 10/01/28	100,000	112,256
San Diego Public Facilities Financing Authority Sewer Revenue
Series A
Revenue Bonds
5.000%, 05/15/24	150,000	163,134
State of California
5.000%, 02/01/27	100,000	112,785
Total California		728,652

COLORADO 1.6%
Colorado Health Facilities Authority
Revenue Bonds
5.000%, 12/01/27	75,000	82,815

DISTRICT OF COLUMBIA 1.9%
District of Columbia
Revenue Bonds
5.000%, 06/01/36	100,000	101,687

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)

FLORIDA 9.7%
Citizens Property Insurance Corp.
Series A-1
Revenue Bonds
5.500%, 06/01/17	150,000	152,322
County of Miami-Dade Florida Aviation Revenue
Series B
Revenue Bonds
5.000%, 10/01/32	120,000	134,403
Orange County School Board
Revenue Bonds
5.000%, 08/01/33	100,000	114,293
Orlando Utilities Commission, Prerefunded 04/01/2019
Series B
Revenue Bonds
5.000%, 10/01/23	40,000	43,245
Orlando Utilities Commission, Unrefunded
Series B
Revenue Bonds
5.000%, 10/01/23	60,000	64,360
Total Florida		508,623

ILLINOIS 8.3%
City of Chicago Waterworks Revenue
Revenue Bonds
5.000%, 11/01/25	200,000	219,494
Illinois Finance Authority Revenue Swedish Covenant Hospital
Series A
Revenue Bonds
5.500%, 08/15/24	100,000	112,157
Illinois Municipal Electric Agency
Series A
Revenue Bonds
5.000%, 02/01/30	60,000	67,831
State of Illinois
5.250%, 02/01/31	35,000	35,760
Total Illinois		435,242

LOUISIANA 1.5%
Parish of St. Charles Louisiana
Revenue Bonds
4.000%, 12/01/40	75,000	78,454

MARYLAND 4.3%
Maryland Health & Higher Educational Facilities Authority Revenue Carroll Hospital
Series A
Revenue Bonds
5.000%, 07/01/21	200,000	227,326

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)

MASSACHUSETTS 2.0%
Massachusetts Development Finance Agency, Prerefunded 09/01/18
Series B
Revenue Bonds
4.750%, 09/01/23	35,000	37,043
Massachusetts Development Finance Agency, Unrefunded
Series B
Revenue Bonds
4.750%, 09/01/23	65,000	68,310
Total Massachusetts		105,353

MICHIGAN 1.6%
Royal Oak Hospital Finance Authority
Series D
Revenue Bonds
5.000%, 09/01/32	75,000	81,707

MISSOURI 1.6%
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
5.000%, 02/01/26	75,000	82,684

NEW MEXICO 1.9%
New Mexico Finance Authority Revenue Subordinated Lien Public Project Revolving Fund
Series C
Revenue Bonds
5.250%, 06/15/18	100,000	101,637

NEW YORK 5.7%
New York State Dormitory Authority
Series A
Revenue Bonds
5.000%, 05/01/31	80,000	90,242
New York State Thruway Authority
Series H
Revenue Bonds
5.000%, 01/01/22	100,000	103,416
New York State Thruway Authority Personal Income Tax Revenue Transportation System
Series A
Revenue Bonds
5.000%, 03/15/18	100,000	104,504
Total New York		298,162

OKLAHOMA 2.1%
Oklahoma Municipal Power Authority Supply Systems Revenue
Series A
Revenue Bonds
5.000%, 01/01/23	100,000	108,605

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)

PENNSYLVANIA 6.5%
Lancaster County Solid Waste Management Authority
Series A
Revenue Bonds
5.250%, 12/15/29	100,000	111,797
Northampton County General Purpose Authority
Series A
Revenue Bonds
5.000%, 08/15/26	100,000	115,231
Pennsylvania Turnpike Commission
Series A-1
Revenue Bonds
5.000%, 12/01/35	100,000	111,177
Total Pennsylvania		338,205

SOUTH CAROLINA 2.1%
County of Florence South Carolina
Revenue Bonds
5.000%, 11/01/32	100,000	112,118

TEXAS 14.8%
Central Texas Regional Mobility Authority
Series A
Revenue Bonds
5.000%, 01/01/30	100,000	110,620
Central Texas Turnpike System
Series C
Revenue Bonds
5.000%, 08/15/34	100,000	107,394
City of Austin TX Airport System Revenue
Series A
Revenue Bonds
5.000%, 11/15/34	100,000	114,204
Harris County, Texas
Series C
Revenue Bonds
5.000%, 08/15/22	100,000	109,244
Lower Colorado River Authority Texas Revenue, Prerefunded 05/15/19
Revenue Bonds
5.000%, 05/15/22	5,000	5,418
Lower Colorado River Authority Texas Revenue, Unrefunded
Revenue Bonds
5.000%, 05/15/22	95,000	102,281
North Texas Tollway Authority
Revenue Bonds
5.000%, 01/01/31	50,000	56,170
North Texas Tollway Authority Revenue Special Projects System
Series A
Revenue Bonds
5.000%, 09/01/30	150,000	167,727
Total Texas		773,058

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)

WASHINGTON 6.2%
Energy Northwest Washington Electric Revenue Columbia Station
Series A
Revenue Bonds
5.000%, 07/01/22	75,000	85,454
FYI Properties Washington Lease Revenue Washington State District Project
Revenue Bonds
5.000%, 06/01/22	100,000	107,608
Port of Seattle Washington Revenue Authority
Series A
Revenue Bonds
5.500%, 09/01/20	115,000	130,311
Total Washington		323,373

WISCONSIN 2.1%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc.
Series A
Revenue Bonds
5.250%, 04/15/24	100,000	108,937
Total Municipal Bonds (Cost $4,783,965)		4,922,210

	Shares	Value ($)

Money Market Funds 7.5%
Dreyfus AMT-Free Tax Exempt Cash Management Institutional Shares 0.440%(b)	394,832	394,832
Total Money Market Funds
(Cost $394,832)		394,832
Total Investments
(Cost $5,178,797)(c)		5,317,042	(d)
Other Assets & Liabilities, Net		(85,989)
Net Assets		5,231,053

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2017, the net value of these securities amounted to $104,661 or 2.0% of net assets.

(b)	The rate shown is the seven-day current annualized yield at January 31, 2017.
(c)

At January 31, 2017, the cost of securities for federal income tax purposes was approximately $5,179,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$174,000
Unrealized Depreciation	(36,000)
Net Unrealized Appreciation	$138,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

> Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

> Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

> Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

Valuation Inputs	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Municipal Bonds	—	4,922,210	—	4,922,210
Money Market Funds	394,832	—	—	394,832
Total	394,832	4,922,210	—	5,317,042

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2017

By (Signature and Title)	/s/ Michael G Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2017